Related Parties Payable	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTIES PAYABLE
29.	RELATED PARTIES PAYABLE

(1)	Nature of relationship with related parties

Name	Relationship with the Group
Yan, Keyan	Chairman, Director, and CEO
Chen, Bizhen	Wife of Yan, Keyan
KBS International	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory	Company owned by Chen, Bizhen

(2)	Significant balances between the Group and the above related parties:

		As at December 31,
Name	Nature	2018	2017
Yan, Keyan	Borrowing of funds	445,614	154,137
		445,614	154,137

Related parties payables were unsecured, non-interest bearing and repayment on demand.

During 2017, Mr. Yan and Ms. Chen provided personal guarantees for the loans as set forth in Note 30.

*The Company entered into a lease arrangement for office space with this related party in 2010. The breakdown of the commitment to the lease is disclosed in note 34.